Shareholders' Equity - Common Stock and Warrants (Details) (USD $)	1 Months Ended			9 Months Ended		1 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Jul. 31, 2014	Jan. 31, 2014	Feb. 28, 2013	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2014	Nov. 30, 2013	Sep. 30, 2014	Dec. 31, 2013	Mar. 31, 2014	Feb. 28, 2014	Jul. 14, 2014	May 31, 2014	Mar. 18, 2014	Mar. 17, 2014	Dec. 31, 2012	Sep. 27, 2012
Shareholders' Equity
Debt conversion, holders' share premium (as percent)			10.00%
Debt converted	$ 6,301,241	$ 986,793			$ 6,744,139
Conversion of debt into shares (in shares)	5,139,169	246,867			1,854,638
Value of premium shares expensed					674,414
Debt conversion rate, prior to adjustment (in dollars per share)					$ 9.00
Debt conversion rate (in dollars per share)					$ 4.00
Additional shares issued due to adjustment in debt conversion rate (in shares)					427,619
Additional shares issued due to adjustment in debt conversion rate					1,710,475
Common stock, shares authorized				500,000,000			500,000,000		500,000,000	500,000,000					500,000,000	22,500,000	22,500,000
Common stock, par value				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001	$ 0.01	$ 0.01	$ 0.0001
Number of warrants issued as inducement for debt conversion to equity	2,583,333
Adjustment for fair value of warrants				(65,546)	39,000
IPO
Shareholders' Equity
Debt converted	6,300,000
Conversion of debt into shares (in shares)	5,100,000
Exercise price of warrants (in dollars per share)	$ 1.875
Placement Agent | Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share)				$ 2.00			$ 2.00		$ 2.00
Period of warrant				5 years
Placement Agent | Private Placement | Maximum
Shareholders' Equity
Shares that may be purchased under warrant agreement				18,300			18,300		18,300
Lender
Shareholders' Equity
Debt converted						140,000
Former director
Shareholders' Equity
Debt converted					1,100,000
Common Stock Warrants
Shareholders' Equity
Ratio of warrants exchanged into common shares								0.20
Warrants outstanding exchanged for common stock (in shares)				19,692				389,790
Cancellation of warrants, shares that were available for purchase under warrant agreement (in shares)				3,938				1,948,948
Fair value of shares issued in excess of the warrants exchanged				7,906						681,189
Exercise price of warrants exchanged during period (in dollars per share)				$ 4.00
Exercise price of warrants (in dollars per share)	$ 1.88			$ 2.00	$ 4.00		$ 2.00		$ 2.00
Shares that may be purchased under warrant agreement	3,289,086			305,000	80,813		305,000		305,000
Fair value of warrants issued during period					116,000
Period of warrant	5 years						5 years		5 years
Price of warrants expressed as a percentage of the initial public offering price, upon conversion of debt	125.00%
Debt converted resulting in warrants issued	5,100,000
Adjustment for fair value of warrants									370,000
Fair value of warrants related to convertible preferred stock issuance				34,454			34,454		34,454
Common Stock Warrants | Short term notes payable
Shareholders' Equity
Exercise price of warrants (in dollars per share)		$ 3.60									$ 3.60
Shares that may be purchased under warrant agreement		821,250									821,250
Fair value of warrants issued during period				573							573
Warrants issued equal to percentage of principal amount of debt		25.00%									25.00%
Total borrowings											3,285,000	3,285,000
Warrants related to short term notes that were converted into equity		302,500									302,500
Common Stock Warrants | Short term notes payable | Minimum
Shareholders' Equity
Period of warrant		3 years									3 years
Common Stock Warrants | Short term notes payable | Maximum
Shareholders' Equity
Period of warrant		5 years									5 years
Common Stock Warrants | Director
Shareholders' Equity
Exercise price of warrants (in dollars per share)													$ 1.88
Shares that may be purchased under warrant agreement													2,250,000
Period of warrant													5 years
Common Stock Warrants | Director | Short term notes payable
Shareholders' Equity
Shares that may be purchased under warrant agreement											718,750	718,750
Total borrowings											2,875,000	2,875,000
Common Stock Warrants | Director | Senior Secured Note Payable, due August 2013
Shareholders' Equity
Exercise price of warrants (in dollars per share)			4.00
Shares that may be purchased under warrant agreement			281,250
Fair value of warrants issued during period			205,000
Common Stock Warrants | Consulting firm
Shareholders' Equity
Exercise price of warrants (in dollars per share)														1.50
Shares that may be purchased under warrant agreement				50,000			50,000		50,000
Adjustment for fair value of warrants				20,611
Common Stock Warrants | Consulting firm | Expected
Shareholders' Equity
Period of warrant														5 years
Number of warrants to be issued upon the completion of an IPO														50,000
Number of warrants to be issued upon achievement of certain performance goals														30,000
Common Stock
Shareholders' Equity
Issuance of shares (in shares)				4,500,000	284,000					319,000
Share price (in dollars per share)					$ 4.00
Gross proceeds from issuance of stock					113,600					1,276,000
Stock issued as consideration for reverse merger (in shares)				456,486
Common stock issued for debt issuance (in shares)				382,809
Conversion of debt into shares (in shares)								1,079,920		2,765,953
Common stock, par value										$ 4.00
Common Stock | IPO
Shareholders' Equity
Issuance of shares (in shares)	4,500,000												4,500,000
Share price (in dollars per share)	$ 1.50												$ 1.50
Gross proceeds from issuance of stock													$ 6,750,000
Common Stock | Director
Shareholders' Equity
Common stock issued for debt issuance (in shares)				382,809
Common Stock | Lender
Shareholders' Equity
Conversion of debt into shares (in shares)						35,000